Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
RMB [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	0.067851	0.069931	0.071636
Period Average Exchange Rates	6.8624	7.1875	7.2526
JPY [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	1.6261	1.568	1.4417
Period Average Exchange Rates	158.15	149.57	148.38
EUR [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	0.008759	0.008521	0.008496
Period Average Exchange Rates	0.8572	0.8845	0.9138
SGD [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	0.012941	0.012859
Period Average Exchange Rates	1.2775	1.3065